Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current liabilities [abstract]
Disclosure other non-current liabilities [text block]

	As of December 31,
in 000€	2021	2020	2019
Advances received on contracts	1,500	—	—
Provisions	667	318	122
Other	—	80	574
Total	2,167	398	696